Income Taxes - Income Tax Benefit (Expense) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Deferred tax expense (income) [abstract]
Taxation	$ 43	$ 12	$ 108
South Africa
Major components of tax expense (income) [abstract]
Normal taxation	0	1	1
Prior year (over) under provision	(2)	0	0
Deferred tax expense (income) [abstract]
Impairment and disposal of tangible assets	(48)	(28)	(72)
Other temporary differences	(27)	(55)	(62)
Prior year (over) under provision	0	0	15
Change in tax rate	(19)	0	31
Taxation	(96)	(82)	(87)
Foreign taxation
Major components of tax expense (income) [abstract]
Normal taxation	108	95	201
Prior year (over) under provision	5	2	(26)
Deferred tax expense (income) [abstract]
Other temporary differences	26	(3)	20
Prior year (over) under provision	0	0	2
Change in tax rate	0	0	(2)
Taxation	$ 139	$ 94	$ 195